ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2023
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

5. ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of
	December 31, 2022	June 30, 2023
	$	$
		Unaudited
Accounts receivable	3,063	5,012
Less: Allowance for doubtful accounts	(1,105)	(1,322)
Accounts receivable, net	1,958	3,690

Allowance for doubtful accounts of $ 908 and $ 318 was provided during the six months ended June 30, 2022 and 2023, respectively. Allowance for doubtful accounts in $ 4 and $ 101 was written off during the six months ended June 30, 2022 and 2023, respectively.